Goodwill and Other Intangibles, Net - Summary of Other Intangible Assets (Detail) - USD ($) $ in Thousands		3 Months Ended
	Oct. 03, 2020	Jan. 02, 2021	Dec. 28, 2019	Sep. 28, 2019
Finite and Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Value, Finite Life		$ 54,123
Accumulated Amortization, Finite Life		(27,059)
Net Carrying Amount, Finite Life	$ 9,686	9,314
Gross Carrying Value	54,123		$ 54,123	$ 51,623
Accumulated Amortization	(26,521)		(24,546)	(23,967)
Net Carrying Amount	$ 27,602	$ 27,064	$ 29,577	27,656
Trade Name and Trademarks
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life, Finite Life	2 years 7 months 6 days	2 years 4 months 24 days	2 years 3 months 18 days
Gross Carrying Value, Finite Life	$ 5,540	$ 5,540	$ 5,540	5,540
Accumulated Amortization, Finite Life	(5,139)	(5,167)	(5,054)	(5,026)
Net Carrying Amount, Finite Life	401		$ 486	514
Net Carrying Amount	$ 401	$ 373
Non-compete Agreements
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life, Finite Life	4 years 10 months 24 days	4 years 6 months	4 years
Gross Carrying Value, Finite Life	$ 8,633	$ 8,633	$ 8,633	7,733
Accumulated Amortization, Finite Life	(6,872)	(6,958)	(6,317)	(6,181)
Net Carrying Amount, Finite Life	1,761		$ 2,316	1,552
Gross Carrying Value	8,633
Accumulated Amortization	(6,872)
Net Carrying Amount	$ 1,761	$ 1,675
Consumer Relationships
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life, Finite Life	3 years 9 months 18 days	3 years 7 months 6 days	3 years 4 months 24 days
Gross Carrying Value, Finite Life	$ 17,200	$ 17,200	$ 17,200	16,200
Accumulated Amortization, Finite Life	(10,118)	(10,485)	(8,998)	(8,655)
Net Carrying Amount, Finite Life	7,082		$ 8,202	7,545
Gross Carrying Value	17,200
Accumulated Amortization	(10,118)
Net Carrying Amount	$ 7,082	$ 6,715
Internally Developed Software
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life, Finite Life	2 years 10 months 24 days	2 years 7 months 6 days	2 years 3 months 18 days
Gross Carrying Value, Finite Life	$ 4,000	$ 4,000	$ 4,000	4,000
Accumulated Amortization, Finite Life	(3,434)	(3,482)	(3,244)	(3,180)
Net Carrying Amount, Finite Life	566		$ 756	820
Gross Carrying Value	4,000
Accumulated Amortization	(3,434)
Net Carrying Amount	$ 566	$ 518
Other
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life, Finite Life	1 year 7 months 6 days	1 year 3 months 18 days	1 year 3 months 18 days
Gross Carrying Value, Finite Life	$ 1,000	$ 1,000	$ 1,000	1,000
Accumulated Amortization, Finite Life	(958)	(967)	(933)	(925)
Net Carrying Amount, Finite Life	42		67	75
Gross Carrying Value	1,000
Accumulated Amortization	(958)
Net Carrying Amount	$ 42	$ 33
Trade Name and Trademarks
Finite and Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Value, Finite Life			$ 17,750	17,150
Weighted Average Remaining Useful Life, Indefinite Life	Indefinite	Indefinite	Indefinite
Net Carrying Amount, Indefinite Life	$ 17,750		$ 17,750	$ 17,150
Gross Carrying Value	17,750	$ 17,750
Net Carrying Amount	$ 17,750	$ 17,750